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ELISE M. DOLAN

elise.dolan@dechert.com +1 212 698 3806 Direct +1 212 698 0413 Fax
December 2, 2011
Via Edgar
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”) File Nos. 333-35883 and 811-08361 Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 25 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 26 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Service Shares of the Goldman Sachs Global Markets Navigator Fund, a new series of the Registrant.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.

Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan

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